Other Gains and Losses, Net	12 Months Ended
Dec. 31, 2022
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Other Gains and Losses, Net
26.	OTHER GAINS AND LOSSES, NET

	Years Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Gain (loss) on disposal of financial assets, net
Investments in debt instruments at FVTOCI	$1,439.4	$93.2	$(410.1)
Gain (loss) on financial instruments at FVTPL, net
Mandatorily measured at FVTPL	8,244.5	(7,973.6)	(622.5)
The reversal (accrual) of expected credit loss of financial assets
Investments in debt instruments at FVTOCI	0.9	(1.3)	(0.9)
Financial assets at amortized cost	(4.6)	4.0	(51.5)
Other gains, net	426.2	489.7	72.8

	$10,106.4	$(7,388.0)	$(1,012.2)